Classification of operating expenses by nature (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
Personnel expenses	$ 7,928	$ 9,041
Depreciation and amortization	829	827
Depreciation of right-of-use assets	283	733
Taxes and dues	3,899	2,086
Fees and commissions	27,700	30,215
Advertising expenses	12,540	13,438
Other expenses	673	624
Total	$ 53,852	$ 56,964